DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ 0	$ 0	$ (37)
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		0	(380)	(397)
Gain (Loss) Recognized in Income	[1]	0	0	0
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)		0	0	(37)
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		0	(380)	(397)
Gain (Loss) Recognized in Income	[1]	0	0	0
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	366	54	(1,777)
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	113	71	(1,002)
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	253	(312)	250
No Hedge Designation [Member] | U.S. Treasury short position [Member] | Gain on securities [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	0	295	0
No Hedge Designation [Member] | Amended Warrant [Member] | Decrease in Fair Value of U.S. Treasury Warrants [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	0	0	(1,025)
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	122	0	0
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(122)	0	0
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(315)	(182)	0
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ 315	$ 182	$ 0

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.